UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06740

Legg Mason Partners Institutional Trust

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-451-2010

Date of fiscal year end: August 31
Date of reporting period: November 30, 2007

ITEM 1. SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS
INSTITUTIONAL TRUST

CITI INSTITUTIONAL CASH RESERVES

FORM N-Q
NOVEMBER 30, 2007

Notes to Schedule of Investments (unaudited)

Investment in Prime Cash Reserves Portfolio, at value $6,333,795,476.

1. Organization and Significant Accounting Policies

CitiSM Institutional Cash Reserves (the “Fund”) is a separate diversified series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund invests all of its investable assets in Prime Cash Reserves Portfolio (the “Portfolio”), a management investment company that has the same investment objective as the Fund.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation – The Fund records its investment in the Portfolio at value. The value of such investment reflects the Fund’s proportionate interest (68.7% at November 30, 2007) in the net assets of the Portfolio. Valuation of securities held by the Portfolio is discussed in Note 1 (a) of the Portfolio’s Notes to Schedule of Investments, which are included elsewhere in this report.

Prime Cash Reserves Portfolio

Schedule of Investments (unaudited)	November 30, 2007

Face
Amount	Security	Value

SHORT-TERM INVESTMENTS — 100.5%
Bank Notes — 0.7%
$60,000,000	Bank of America NA, 4.669% due 8/11/08 (a)	$60,000,000

Certificates of Deposit — 4.1%
100,000,000	American Express Bank, 4.930% due 2/15/08	100,000,000
50,000,000	JPMorgan Chase, 5.130% due 4/14/08	50,000,000
	Wachovia Bank NA:
75,000,000	4.800% due 5/27/08	75,000,000
75,000,000	4.500% due 12/1/08	75,000,000
75,000,000	Wells Fargo Bank, 4.530% due 12/10/07	75,000,000

	Total Certificates of Deposit	375,000,000

Certificates of Deposit (Yankee) — 31.7%
50,000,000	Abbey National Treasury, 4.730% due 2/1/08	50,000,000
50,000,000	ABN-AMRO Bank NV, 5.145% due 1/17/08	50,002,731
50,000,000	ABN-AMRO Holdings NV, 5.145% due 12/19/07	50,000,000
	Banco Bilbao:
100,000,000	5.735% due 12/7/07	100,000,055
50,000,000	5.500% due 12/20/07	50,007,907
50,000,000	5.350% due 12/27/07	49,998,364
75,000,000	5.400% due 1/3/08	75,000,643
50,000,000	Bank of Ireland, 4.810% due 4/25/08	50,000,000
	Bank of Montreal:
50,000,000	5.130% due 12/21/07	50,000,000
100,000,000	5.370% due 2/28/08	100,002,352
50,000,000	4.800% due 3/7/08	50,000,000
75,000,000	Bank of Nova Scotia, 4.750% due 12/20/07	75,000,000
75,000,000	Bank of Scotland NY, 5.400% due 3/17/08	75,000,000
	Bank of Tokyo:
100,000,000	5.550% due 3/6/08	100,000,000
50,000,000	5.000% due 4/18/08	50,000,000
50,000,000	Barclays Bank PLC NY, 4.720% due 5/1/08	50,000,000
100,000,000	Canadian Imperial Bank, 5.380% due 12/20/07	100,000,000
100,000,000	Credit Suisse New York, 5.550% due 3/6/08	100,000,000
50,000,000	Depfa Bank PLC, 5.125% due 1/22/08	50,000,000
	Deutsche Bank AG NY:
50,000,000	4.700% due 2/1/08	50,000,000
50,000,000	5.030% due 3/17/08	50,000,000
	Dexia Credit Local:
50,000,000	4.820% due 1/7/08	50,000,000
50,000,000	5.090% due 2/28/08	50,000,000
50,000,000	Dresdner Bank AG NY, 4.880% due 1/25/08	50,000,000
50,000,000	Landesbank Hessen-Thuringen, 4.665% due 12/28/07	50,000,172
75,000,000	Lloyds Bank PLC, 4.930% due 2/20/08	75,000,000
100,000,000	Lloyds TSB Bank PLC NY, 5.600% due 12/7/07	100,000,110
	Nordea Bank Finland NY:
50,000,000	4.700% due 10/24/08	50,062,783
50,000,000	4.670% due 11/5/08	50,000,000
50,000,000	Rabobank Nederland, 4.600% due 12/6/07	50,000,000
75,000,000	Royal Bank of Canada NY, 4.750% due 12/27/07	75,000,000
	Royal Bank of Scotland NY:
50,000,000	5.160% due 1/17/08	50,003,702
75,000,000	5.300% due 2/19/08	75,000,000
	Skandinaviska Enskilda Banken:
50,000,000	4.740% due 12/20/07	50,000,000
100,000,000	5.115% due 1/18/08	100,001,892

See Notes to Schedule of Investments.

1

Prime Cash Reserves Portfolio

Schedule of Investments (unaudited) (continued)	November 30, 2007

Face
Amount	Security	Value

Certificates of Deposit (Yankee) — 31.7% (continued)
$50,000,000	4.760% due 2/4/08	$50,000,864
	Societe Generale NY:
100,000,000	5.000% due 2/19/08	100,000,000
50,000,000	5.100% due 2/27/08	50,000,589
	Svenska Handelsbanken:
50,000,000	5.100% due 1/22/08	50,000,000
50,000,000	4.950% due 2/21/08	50,000,000
50,000,000	5.100% due 4/3/08	50,000,000
	Toronto Dominion Bank NY:
50,000,000	5.080% due 12/18/07	50,000,000
50,000,000	5.130% due 2/29/08	50,001,196
50,000,000	5.050% due 3/25/08	50,019,997
	Unicredito Italiano SpA NY:
75,000,000	5.560% due 12/20/07	75,010,972
50,000,000	5.230% due 1/18/08	50,001,844
50,000,000	4.990% due 2/20/08	50,000,000

	Total Certificates of Deposit (Yankee)	2,925,116,173

Commercial Paper — 23.8%
51,371,000	Aquinas Funding LLC, 5.341% due 2/1/08 (b)(c)	50,925,785
80,000,000	Bank of America Corp., 5.341% due 12/10/07 (b)	79,918,411
	Bank of Ireland:
72,000,000	4.859% due 2/6/08 (b)(c)	71,376,000
40,000,000	4.993% due 2/19/08 (b)(c)	39,572,733
75,000,000	Barclays US Funding LLC, 5.349% due 2/14/08 (b)	74,204,604
60,000,000	Calyon North America Inc., 5.065% due 12/27/07 (b)	59,800,000
	CBA Delaware Finance:
50,000,000	4.628% due 12/31/07 (b)	49,821,306
48,500,000	4.983% due 2/20/08 (b)	47,976,362
70,000,000	Cheyne Finance LLC, 5.346% due 12/3/07 (b)(d)(e)(f)	70,000,000
61,815,000	Crown Point Capital Co., 5.335% due 2/21/08 (b)(c)	61,103,441
	Danske Corp.:
50,000,000	5.105% due 12/4/07 (b)(c)	49,992,972
50,000,000	4.629% due 8/4/08 (b)(c)	48,478,958
50,000,000	Dexia Delaware LLC, 4.888% due 1/11/08 (b)	49,737,292
	General Electric Capital Corp.:
75,000,000	5.231% due 4/25/08 (b)	73,489,500
50,000,000	5.141% due 6/3/08 (b)	48,741,875
50,000,000	4.497% due 8/25/08 (b)	48,392,917
50,000,000	Greyhawk Capital Corp., 5.367% due 12/14/07 (b)(c)	49,920,250
60,000,000	Halkin Finance LLC, 5.366% due 12/3/07 (b)(c)	60,000,000
37,317,000	ING America Insurance Holdings, 4.704% due 12/7/07 (b)	37,297,512
75,000,000	ING Funding LLC, 4.909% due 4/18/08 (b)	73,632,854
75,000,000	JPMorgan Chase, 5.259% due 2/19/08 (b)	74,168,000
100,000,000	Kredietbank NA Financial Corp., 5.057% due 12/28/07 (b)	99,653,472
80,000,000	Natexis Banques Populaires U.S., 5.356% due 12/14/07 (b)	79,871,422
	Natixis:
60,000,000	5.526% due 12/31/07 (b)(c)	59,746,600
70,000,000	5.434% due 3/11/08 (b)(c)	68,981,675
100,000,000	Nestle Capital Corp., 5.322% due 3/10/08 (b)(c)	98,589,889
	Sanpaolo IMI U.S. Financial Co.:
50,000,000	4.599% due 12/7/07 (b)	49,974,556
75,000,000	5.148% due 2/1/08 (b)	74,362,500
	Swedbank:
50,000,000	5.142% due 1/18/08 (b)	49,675,764
77,300,000	4.879% due 2/5/08 (b)	76,637,625

See Notes to Schedule of Investments.

2

Prime Cash Reserves Portfolio

Schedule of Investments (unaudited) (continued)	November 30, 2007

Face
Amount	Security	Value

Commercial Paper — 23.8% (continued)
	UBS Finance Delaware LLC:
$60,000,000	5.293% due 12/7/07 (b)	$59,965,333
60,000,000	5.376% due 12/20/07 (b)	59,850,400
50,000,000	5.240% due 2/4/08 (b)	49,553,313
	Westpac Banking Corp.:
50,000,000	4.628% due 12/7/07 (b)(c)	49,974,389
97,000,000	5.457% due 12/17/07 (b)(c)	96,797,054

	Total Commercial Paper	2,192,184,764

Corporate Bonds & Notes — 1.3%
60,000,000	Merrill Lynch & Co. Inc., 4.889% due 2/11/08 (a)	60,000,000
60,000,000	Steers CLN, 5.261% due 6/29/08 (a)(c)	60,000,000

	Total Corporate Bonds & Notes	120,000,000

Medium-Term Notes — 3.1%
189,000,000	Morgan Stanley Master Note, 4.988% due 12/3/07	189,000,000
100,000,000	Premier Asset Collateralized Entity LLC, 4.630% due 1/25/08 (a)(c)	99,998,548

	Total Medium-Term Notes	288,998,548

Time Deposits — 34.2%
338,780,000	Abbey National Treasury Grand Cayman Services, 4.650% due 12/3/07	338,780,000
200,000,000	Bank of Montreal, 4.590% due 12/3/07	200,000,000
250,000,000	Barclays Bank PLC NY, 4.600% due 12/3/07	250,000,000
52,241,000	BNP Paribas Grand Cayman, 4.720% due 12/3/07	52,241,000
300,000,000	Calyon Grand Cayman, 4.680% due 12/3/07	300,000,000
100,000,000	CBIC Grand Cayman, 4.875% due 12/3/07	100,000,000
300,000,000	Danske Bank London, 4.660% due 12/3/07	300,000,000
290,928,000	Deutsche Bank AG NY, 4.688% due 12/3/07	290,928,000
100,000,000	Fortis Bank NY, 4.700% due 12/3/07	100,000,000
133,659,000	ING Bank Grand Cayman, 4.813% due 12/3/07	133,659,000
100,000,000	JPMorgan Chase, 4.813% due 12/3/07	100,000,000
375,000,000	PNC Bank Nassau, 4.700% due 12/3/07	375,000,000
264,112,000	RBS, 4.650% due 12/3/07	264,112,000
250,000,000	Societe Generale Cayman, 4.625% due 12/3/07	250,000,000
100,000,000	Svenska Handelsbanken Grand Cayman, 4.750% due 12/3/07	100,000,000

	Total Time Deposits	3,154,720,000

U.S. Government Agency — 1.6%
150,000,000	Federal Home Loan Bank (FHLB), 4.801% due 10/29/08 (a)	150,014,123

	TOTAL INVESTMENTS — 100.5% (Cost — $9,266,033,608#)	9,266,033,608
	Liabilities in Excess of Other Assets — (0.5)%	(49,917,450)

	TOTAL NET ASSETS — 100.0%	$9,216,116,158

(a)	Variable rate security. Interest rate disclosed is that which is in effect at November 30, 2007.
(b)	Rate shown represents yield-to-maturity.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.
(d)	Illiquid security.
(e)	Date shown is the date of the next interest rate change. Both principal and interest are currently in default.
(f)	On October 17, 2007, an insolvency event was declared. The Portfolio has determined that it is currently in its best interest to continue to hold this security.
#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

3

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Prime Cash Reserves Portfolio (the “Portfolio”) is a separate diversified series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At November 30, 2007, all investors in the Portfolio were funds advised or administered by the manager of the fund and/or its affiliates.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates fair value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio's use of amortized cost is subject to compliance with certain conditions as specified by Rule 2a-7 of the 1940 Act.

(b) Security Transactions. Security transactions are accounted for on a trade date basis.

(c) Credit and Market Risk. Investments in structured securities collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value of these investments resulting in a lack of correlation between their credit ratings and values.

4

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Institutional Trust

By /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: January 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: January 28, 2008

By: /s/ Frances M. Guggino
Frances M. Guggino
Chief Financial Officer

Date: January 28, 2008